Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Changes In The Carrying Amounts of Goodwill By Groups of Cash Generating Units
The changes in the carrying amounts of goodwill by groups of cash-generating units (CGU) are as follows:

($ millions)	Canadian Banking	Global Wealth Management	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2022	$1,690	$3,599	$243	$2,401	$941	$8,874
Acquisitions	–	–	–	–	–	–
Dispositions	–	–	–	–	–	–
Foreign currency adjustments and other	–	11	3	229	64	307
Balance as at October 31, 2023	1,690	3,610	246	2,630	1,005	9,181
Acquisitions	–	–	–	–	–	–
Dispositions (1)	–	–	–	(92)	–	(92)
Foreign currency adjustments and other	–	4	–	(138)	6	(128)
Balance as at October 31, 2024	$1,690	$3,614	$246	$2,400	$1,011	$8,961

(1)
In the current year, the Bank recognized a net impairment loss of $136 million pre-tax in relation to its agreement to sell CrediScotia Financiera, a subsidiary in Peru within the Latin America CGU, of which $92 million related to goodwill. Refer to Note 37 – Acquisitions and Divestitures for details.

Summary of Intangible Assets

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts (1)	Other intangibles	Total
Cost
Balance as at October 31, 2022	$6,687	$1,875	$4,415	$166	$13,143
Acquisitions	–	–	–	–	–
Additions	1,125	–	–	–	1,125
Impairment	(184)	(110)	–	(3)	(297)
Disposals/Retirements	(2,141)	(2)	–	–	(2,143)
Foreign currency adjustments and other	152	52	–	–	204
Balance as at October 31, 2023	$5,639	$1,815	$4,415	$163	$12,032
Acquisitions	–	–	–	–	–
Additions	840	1	–	–	841
Impairment	(188)	–	–	–	(188)
Disposals/Retirements	(538)	–	–	–	(538)
Foreign currency adjustments and other	24	(22)	–	–	2
Balance as at October 31, 2024	$5,777	$1,794	$4,415	$163	$12,149
Accumulated amortization
Balance as at October 31, 2022	$3,809	$1,375	$–	$–	$5,184
Amortization	862	157	–	–	1,019
Impairment	(134)	(34)	–	–	(168)
Disposals/Retirements	(1,996)	(2)	–	–	(1,998)
Foreign currency adjustments and other	25	(42)	–	–	(17)
Balance as at October 31, 2023	$2,566	$1,454	$–	$–	$4,020
Amortization	958	72	–	–	1,030
Impairment	(91)	–	–	–	(91)
Disposals/Retirements	(614)	–	–	–	(614)
Foreign currency adjustments and other	(75)	(13)	–	–	(88)
Balance as at October 31, 2024	$2,744	$1,513	$–	$–	$4,257
Net book value
As at October 31, 2023	$3,073 (2)	$361	$4,415	$163	$8,012
As at October 31, 2024	$3,033 (2)	$281	$4,415	$163	$7,892

(1)	Fund management contracts are attributable to the previously acquired Dynamic Funds business (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
(2)
Computer software comprises purchased software of $194 (2023 – $429), internally generated software of $1,939 (2023 – $1,711), and in process software not subject to amortization of $900 (2023 – $933).